NOTE PAYABLE - BANK	3 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
NOTE PAYABLE - BANK

NOTE 9: NOTE PAYABLE - BANK

On March 3, 2022 with the acquisition of Ixaya, the Company assumed a loan with Citibanamex. The loan is due in monthly payments of $7,110 MXN (approximately $350 US$) inclusive of interest and matures in July 2025. As of March 31, 2022, the Company has $14,305 outstanding under the loan. The Company has included $4,152 in current liabilities, and the balance of $10,153 in long-term liabilities.